Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Marketable securities, Available-for-Sale

Marketable securities, Available-for-Sale

The Company classifies all marketable securities as available-for-sale, as the sale of such securities may be required prior to maturity. These marketable securities are carried at fair value, with unrealized gains and losses reported as accumulated other comprehensive income (loss) until realized. The cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion, as well as interest and dividends, are included in interest income. Realized gains and losses from the sale of available-for-sale securities, if any, are determined on a specific identification basis and are also included in interest income.

Concentration of Credit Risk

Concentration of Credit Risk

Substantially all the Company’s cash and money market funds are held with a single financial institution. Due to its size, the Company believes this financial institution represents a minimal credit risk. Cash amounts held at financial institutions are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. At June 30, 2019, the Company had $249.9 million in excess of the FDIC insured limit. At June 30, 2019, the Company’s money market funds and marketable securities, available for sale are not subject to FDIC insurance. The Company’s money market funds and short-term investments are invested in short term, high grade securities. As a result, the Company believes its money market and marketable securities, available for sale represent a minimal credit risk.

Concentration of Credit Risk

Substantially all of the Company’s cash and money market funds are held with a single financial institution. Due to its size, the Company believes this financial institution represents a minimal credit risk. Cash amounts held at financial institutions are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250. At December 31, 2018, the Company had $2,261 in excess of the FDIC insured limit. At December 31, 2018, the Company’s money market funds totaling $98,268 are not subject to FDIC insurance. The Company’s money market funds are invested in short term, high grade U.S. Treasuries. As a result, the Company believes its money market funds represent a minimal credit risk.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets, which ranges between three to seven years. Tenant improvements are stated at cost and depreciated over the shorter of the estimated useful life or the remaining life of the lease at the time the asset is placed into service.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful life of the assets, which ranges between three to seven years. Tenant improvements are stated at cost and depreciated over the shorter of the estimated useful life or the remaining life of the lease at the time the asset is placed into service.

Intellectual Property

Intellectual Property

The legal and professional costs incurred by the Company to maintain its patent rights have been expensed as part of general and administrative expenses since inception. As of June 30, 2019, and 2018, the Company has determined that these expenses have not met the criteria to be capitalized. Intellectual property related expenses were $0.1 million for the three months ended June 30, 2019 and 2018, respectively and were $0.3 million for the six months ended June 30, 2019 and 2018, respectively.

Intellectual Property

The legal and professional costs incurred by the Company to maintain its patent rights have been expensed as part of general and administrative expenses since inception. As of December 31, 2017 and 2018, the Company has determined that these expenses have not met the criteria to be capitalized. Intellectual property-related expenses for the years ended December 31, 2017 and 2018 were $203 and $453, respectively.

Research and Development Expenses

Research and Development Expenses

Research and development costs are expensed as incurred. These costs consist primarily of salaries and other personnel-related expenses, including stock-based compensation; facility-related expenses; depreciation of facilities and equipment; laboratory consumables; and services performed by clinical research organizations, clinical manufacturing services, research institutions, and other outside service providers

Research and Development Expenses

Research and development costs are expensed as incurred. These costs consist primarily of salaries and other personnel-related expenses, including stock-based compensation; facility-related expenses; depreciation of facilities and equipment; laboratory consumables; and services performed by clinical research organizations, research institutions, and other outside service providers.

The Company records accrued liabilities for estimated costs of research and development activities conducted by third-party service providers, which include the conduct of preclinical studies and clinical trials, and contract manufacturing activities. The Company records the estimated costs of research and development activities based upon the estimated amount of services provided but not yet invoiced, and include these costs in accrued liabilities in the balance sheet and within research and development expense in the statement of operations. These costs are a significant component of the Company’s research and development expense. The Company accrues for these costs based on factors such as estimates of the work completed and in accordance with agreements established with its third-party service providers. The Company makes significant judgments and estimates in determining the accrued liabilities balance in each reporting period. As actual costs become known, the Company adjusts its accrued liabilities. The Company has not experienced any material differences between accrued costs and actual costs incurred.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax basis of assets and liabilities using enacted tax rates which will be in effect when the differences reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax asset will be realized.

The Company follows the provisions of the Income Taxes Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification that defines a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Under the Income Taxes Topic, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax basis of assets and liabilities using enacted tax rates which will be in effect when the differences reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax asset will be realized.

The Company follows the provisions of the Income Taxes Topic of the Financial Accounting Standards Board (FASB) Accounting Standards Codification that defines a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Under the Income Taxes Topic, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense represents the cost of the grant date fair value of employee and non-employee stock option grants recognized over the requisite service period of the awards (usually the vesting period) on a straight-line basis, net of actual forfeitures during the period. The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model. Prior to our initial public offering, the exercise price for all stock options granted was at the estimated fair value of the underlying common stock as determined on the date of grant by the Company’s Board of Directors.

Net Loss Per Share

Net Loss Per Share

The Company computes basic loss per share by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss assumes the conversion, exercise or issuance of all potential common stock equivalents, unless the effect of inclusion would be anti-dilutive. For purposes of this calculation, common stock equivalents include the Company’s stock options and convertible preferred stock, which is convertible into shares of the Company’s common stock. No shares related to the convertible preferred stock were included in the diluted net loss calculation for the three and six months ended June 30, 2019 or 2018 because the inclusion of such shares would have had an anti-dilutive effect. The shares to be issued upon exercise of certain outstanding stock options were also excluded from the diluted net loss calculation for the three and six months ended June 30, 2019 and 2018 because such shares are anti-dilutive.

Net Loss Per Share

The Company computes basic loss per share by dividing the net loss available to common stockholders by the weighted average number of common shares outstanding for the period, without consideration for common stock equivalents. Diluted net loss assumes the conversion, exercise or issuance of all potential common stock equivalents, unless the effect of inclusion would be anti-dilutive. For purposes of this calculation, common stock equivalents include the Company’s stock options and convertible preferred stock, which is convertible into shares of the Company’s common stock. No shares related to the convertible preferred stock were included in the diluted net loss calculation for the years ended December 31, 2017 or 2018 because the inclusion of such shares would have had an anti-dilutive effect. The shares to be issued upon exercise of certain outstanding stock options were also excluded from the diluted net loss calculation for the years ended December 31, 2017 and 2018 because such shares are anti-dilutive.

Recent Accounting Pronouncements and Recently Adopted Accounting Standards Updates

Recent Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-13, Financial Instruments—Credit Losses, which changes the accounting for recognizing impairments of financial assets. Under the new guidance, credit losses for certain types of financial instruments will be estimated based on expected losses. The new guidance also modifies the impairment models for available-for-sale debt securities and for purchased financial assets with credit deterioration since their origination. This update is effective for annual periods beginning after December 15, 2019, and interim periods within those periods, and early adoption is permitted. The Company is in the process of determining the effects the adoption will have on its financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which adds and modifies certain disclosure requirements for fair value measurements. Under the new guidance, entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, or valuation processes for Level 3 fair value measurements. However, public companies will be required to disclose the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and related changes in unrealized gains and losses included in other comprehensive income. This update is effective for annual periods beginning after December 15, 2019, and interim periods within those periods, and early adoption is permitted. The Company is in the process of determining the impact the adoption will have on its financial statements.

Recently Adopted Accounting Standards Updates

In February 2016, the FASB issued ASU No. 2016-02, “Leases”. ASU 2016-02 requires lessees to recognize most leases on their balance sheet as a right-of-use asset and a lease liability. The Company adopted the new standard beginning January 1, 2019 using a modified retrospective approach. ASU 2016-02 provides a number of optional practical expedients and accounting policy elections. The Company elected the package of practical expedients requiring no reassessment of whether any expired or existing contracts are or contain leases, the lease classification of any expired or existing leases, or initial direct costs for any existing leases. As a result of these decisions, financial information will not be updated, and the disclosures required under this guidance will not be provided for dates and periods prior to January 1, 2019. Additionally, the Company elected the hindsight provision for determining the lease term and elected to aggregate all lease and non-lease components for each class of underlying assets into a single lease component.

The Company currently has one operating lease for office and laboratory spaces in San Diego, California. The operating lease was impacted by the new accounting standard and resulted in the present values of the future lease payments being presented as a right-to-use asset, with a corresponding lease liability at the date of adoption. The financial impact from the adoption of this guidance is discussed in Note 7.

Recent Accounting Pronouncements

In February 2016, the FASB issued Accounting Standards Update (ASU) No. 2016-02, “Leases”. ASU 2016-02 will require lessees to recognize most leases on their balance sheet as a right-of-use asset and a lease liability. Leases will be classified as either operating or finance, and classification will be based on criteria similar to current lease accounting, but without explicit bright lines. The guidance is effective for annual reporting periods beginning after December 15, 2018 and interim periods within those fiscal years, and early adoption is permitted. The Company plans to adopt the new standard beginning January 1, 2019. The Company currently has one operating lease for office and laboratory spaces in San Diego, California. The Company expects this operating lease to be impacted by the new accounting standard that will result in the present values of the future lease payments being presented as a right-to-use asset, with a corresponding lease liability at the date of adoption. ASU 2016-02 will be adopted using a modified retrospective approach and the effective date will be as of the initial application. Consequently, financial information will not be updated, and the disclosures required under ASU 2016-02 will not be provided for dates and periods prior to January 1, 2019. ASU 2016-02 provides a number of optional practical expedients and accounting policy elections. The Company expects to elect the package of practical expedients requiring no reassessment of whether any expired or existing contracts are or contain leases, the lease classification of any expired or existing leases, or initial direct costs for any existing leases. The Company is currently evaluating the impact that the adoption of ASU 2016-02 will have on its financial position, results of operations or cash flows.

Recently Adopted Accounting Standards Updates

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from Contracts with Customers,” which outlines a comprehensive revenue recognition model and supersedes most current revenue recognition guidance. The new standard requires a company to recognize revenue upon transfer of goods or services to a customer at an amount that reflects the expected consideration to be received in exchange for those goods or services. ASU 2014-09 defines a five-step approach for recognizing revenue, which may require a company to use more judgment and make more estimates than under the current guidance. The new standard allows for two methods of adoption: (a) full retrospective adoption, meaning the standard is applied to all periods presented, or (b) modified retrospective adoption, meaning the cumulative effect of applying the new standard is recognized as an adjustment to the opening retained earnings balance. The Company adopted the new standard on January 1, 2018. The adoption of this standard did not have a material impact on the Company’s financial position, results of operations or cash flows as the Company did not have any revenue-generating arrangements.

In June 2018, the FASB issued Accounting Standards Update No. 2018-07, Compensation—Stock Compensation, which aligns the measurement and classification guidance for share-based payment to non-employees with the guidance for share-based payments to employees. Under the new guidance, the measurement period for equity-classified non-employee awards will be fixed at the grant date. The Company adopted ASU 2018-07 as of January 1, 2018. The cumulative effect of the change on accumulated deficit was immaterial as of January 1, 2018.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (U.S. GAAP) requires management to make estimates and assumptions that impact the reported amounts of assets, liabilities and expenses and the disclosure of contingent liabilities in the Company’s financial statements and accompanying notes. The most significant estimates in the Company’s financial statements relate to the valuation of equity awards, preclinical and clinical study accruals, fair value of assets and liabilities, income taxes, and stock-based compensation. Management bases its estimates on historical experience and on various other market-specific and relevant assumptions that management believes to be reasonable under the circumstances. Although these estimates are based on the Company’s knowledge of current events and actions it may undertake in the future, actual results may ultimately materially differ from these estimates and assumptions.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2017 and 2018, cash equivalents consisted of checking, savings, and money-market balances. The Company places its cash with high-credit-quality financial institutions. All of the Company’s cash and cash equivalent balances are maintained at two financial institutions domiciled in the United States.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of certain of the Company’s financial instruments, including cash and cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued liabilities, approximate fair value due to the short-term nature of these items.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets, including property and equipment, for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its respective fair value. The Company has not recognized any impairment losses during the years ended December 31, 2017 and 2018.

Deferred Rent

Deferred Rent

Deferred rent consists of the difference between cash payments and the recognition of rent expense on a straight-line basis for the facility the Company occupies. The Company’s lease for its facility provides for periods of discounted rent and fixed increases in minimum annual rental payments. The total amount of rental payments due over the lease term is being charged to rent expense ratably over the term of the lease.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses consist primarily of salaries and related costs, including stock-based compensation, for personnel in executive, finance and administrative functions. General and administrative expenses also include direct and allocated facility-related costs as well as professional fees for legal, consulting, accounting and audit services.

Stock-Based Compensation

Stock-Based Compensation

For purposes of calculating stock-based compensation, the Company estimates the fair value of stock options issued using a Black-Scholes option-pricing model. The determination of the fair value of share-based payment awards utilizing the Black-Scholes model is affected by the Company’s stock price and a number of assumptions, including expected volatility, expected life, risk-free interest rate and expected dividends.

Expected Term—The Company uses the “simplified method” for estimating the expected term of employee options, whereby the expected term equals the arithmetic average of the vesting term and the original contractual term of the option (generally 10 years).

Expected Volatility—Due to the Company’s limited operating history and a lack of company specific historical and implied volatility data, the Company estimates expected volatility based on the historical volatility of a group of similar companies that are publicly traded. The historical volatility data was computed using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of the stock-based awards.

Risk-Free Interest Rate—The risk-free rate assumption is based on the U.S. Treasury instruments with maturities similar to the expected term of the stock options.

Expected Dividend—The Company has not issued any dividends and does not expect to issue dividends over the life of the options. As a result, the Company has estimated the dividend yield to be zero.

The estimated fair value of stock options granted to employees and non-employee service providers are expensed over the requisite service period (generally the vesting term) on a straight-line basis. The Company accounts for the impact of forfeitures as they occur.